Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares Class A Ordinary Shares		Ordinary Shares Class B Ordinary Shares		Additional paid-in capital	Accumulated losses	Accumulated other comprehensive (loss) income	Non- controlling interests	Total
Balance at Mar. 31, 2024			[1]	$ 1		$ 14,908	$ (5,984)	$ (1)		$ 8,924
Balance (in Shares) at Mar. 31, 2024	[2]	7,460,000		8,040,000
Share based compensations		$ 1				3,311				3,312
Share based compensations (in Shares)		480,000	[2]
Foreign currency translation adjustment								31		31
Foreign currency translation adjustment (in Shares)
Net loss							(6,255)			(6,255)
Balance at Sep. 30, 2024		$ 1		$ 1		18,219	(12,239)	30		6,012
Balance (in Shares) at Sep. 30, 2024	[2]	7,940,000		8,040,000
Balance at Mar. 31, 2025		$ 1		$ 1	[2]	19,219	(14,522)	32		4,731
Balance (in Shares) at Mar. 31, 2025	[2]	8,440,000		8,040,000
Issuance of ordinary shares		$ 15		$ 2	[2]	368,878				368,895
Issuance of ordinary shares (in Shares)	[2]	147,385,986		23,331,599
Non-controlling interests arising on formation of a subsidiary									18	18
Foreign currency translation adjustment								(15)		(15)
Net loss							(4,632)		(2)	(4,634)
Balance at Sep. 30, 2025		$ 16		$ 3	[2]	$ 388,097	$ (19,154)	$ 17	$ 16	$ 368,995
Balance (in Shares) at Sep. 30, 2025		155,825,986	[2]	31,371,599

[1]	Less than US$1,000
[2]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 15)